Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ (183)	$ (111)	$ (274)	$ (193)
Exploration expenditures written off (includes dry wells and signature bonuses)		(55)	(209)	(105)
Contractual penalties on local content requirements		(2)	(5)	(4)
Other exploration expenses	(2)	(5)	(10)	(7)
Total expenses	(185)	(173)	(498)	(309)
Cash used in:
Operating activities	185	116	284	200
Investment activities	262	144	503	271
Total cash used	$ 447	$ 260	$ 787	$ 471